Share Capital	12 Months Ended
Dec. 31, 2018
Share Capital [abstract]
Share Capital

Note 21 – Share Capital

Common shares

The authorized share capital of the Company consists of an unlimited number of common shares, with no par value, and an unlimited number of preferred shares in series, with no par value.

	2018		2017
	Number	Amount	Number	Amount
Balance at January 1,	15,436,879	$387,746	12,544,960	$365,923
Adjustment for partial shares on share consolidation	–	–	(1)	–
Issuance of common shares	–	–	2,682,742	19,725
Warrants exercised (note 17)	–	–	200,575	1,966
Issuance of common shares on vesting of performance share units (note 22)	4,204	96	4,203	96
Issuance of common shares on exercise of stock options (note 22)	6,400	69	4,400	36
At December 31,	15,447,483	$387,911	15,436,879	$387,746

Common share issuance

On April 28, 2017, the Company and Fuzhou Bonded Zone Hejili Equity Investment Limited Partnership (“Hejili”) entered into a subscription agreement to issue 2,682,742 common shares of Hydrogenics to Hejili on a private placement basis, for gross proceeds to Hydrogenics of $21,000 or approximately $7.83 per common share. The subscription price represented a 10% premium to the 20-day volume-weighted average trading price of the Company’s common shares on the NASDAQ for the period ending April 27, 2017.

The transaction closed on June 27, 2017 and the Company received net proceeds of $19,725 after underwriting fees and expenses of $1,275. Subsequent to closing of the private placement, Hejili’s interest in Hydrogenics was approximately 17.6% of total issued common shares.

The subscription agreement provides, among other things, that Hejili has participation rights on future offerings and the right to nominate one director to the board of directors of Hydrogenics, and that Hejili will be subject to certain restrictions, including lock-up, transfer and voting restrictions, subject, in each case, to certain ownership threshold requirements. The subscription agreement also provides that Hejili will cooperate with Hydrogenics to jointly develop the Chinese market for hydrogen, energy storage and fuel cell products.